Utility Plant and Leases - Schedule of Depreciation and Amortization Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 270,111	$ 253,027	$ 236,817
Gas plant [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	$ 201,233	$ 194,360	$ 185,283